SHARE CAPITAL (Narrative) (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CAD ($) shares	Mar. 31, 2019 USD ($) shares yr	Mar. 31, 2018 USD ($) shares yr	Mar. 31, 2019 CAD ($) yr	Mar. 31, 2018 CAD ($) yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares		1,815,000	2,192,500
Weighted average grant date fair value of options granted				$ 1	$ 1.27
Share-based compensation		$ 1,896,000	$ 1,566,000
Cash dividends distributed		$ 4,208,000	$ 3,362,000
Anti-dilutive options and warrants | shares		3,123,000	1,073,000
Normal course issuer bid allows to acquire share | shares		8,409,712
Transaction costs		$ 13,000
Common shares repurchased as part of normal course issuer bid, Shares | shares			1,717,100
Common shares repurchased as part of normal course issuer bid			$ 4,177,000
Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares	158,500
USD [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of options granted		$ 0.76	$ 0.99
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				2.6	3.23
Top of Range [Member] | Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.75
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price				$ 3.4	$ 3.36
Bottom of Range [Member] | Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.76
Directors Officers And Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option granted | shares		1,815,000	2,192,500
Weighted average life | yr		3	3	3	3
Vesting period		2 years
Percentage of option vesting every six months		25.00%
Directors Officers And Employees [Member] | Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 1.98	$ 2.52
Directors Officers And Employees [Member] | Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 2.59	$ 2.62